Accruals and Other Liabilities	12 Months Ended
Dec. 31, 2022
Accruals and Other Liabilities
Accruals and Other Liabilities

11.  Accruals and Other Liabilities

The current and non-current portions of accruals and other liabilities consist of the following:

	As of December 31,
	2021	2022
	US$	US$
Accruals and other current liabilities
Salary and welfare payable	30,597	16,850
Cloud infrastructure and IT related services fee payables	3,110	3,214
Payment from depositary bank, current (2)	2,611	3,113
Professional service fee payables	5,558	2,036
Deposit payable	—	1,436
Advertising and promotion fee payables	4,172	1,078
Sales return allowances	709	1,004
Tax payables	1,796	787
Payables for share repurchase (3)	—	716
Membership fee to be refunded (1)	471	388
Product warranty	339	213
Others	1,484	2,548
Total accruals and other current liabilities	50,847	33,383
Other non-current liabilities
Payment from depositary bank, non-current (2)	8,484	7,004
Total accruals and other liabilities	59,331	40,387
(1)	Membership fee to be refunded presents the balances of refundable membership fee collected by the Group from its customers under the 2019 Membership Program (Note 2(q)).
(2)	The Company received reimbursement payment of US$13,053 and US$1,926 from a depositary bank in April 2021 and June 2022,respectively. The amount was recorded ratably as other non-operating income over a five-year and 46 months arrangement period, respectively. For the years ended December 31, 2021 and 2022, the Company recorded US$1,958 and US$2,904 in other non-operating income in the consolidated statements of comprehensive loss, respectively.
(3)	Payables for share repurchase represents the share repurchase consideration to be settled as of December 31, 2022 by the Group to a bank engaged by the Group for the Share Repurchase Program (Note 14). These payables were fully paid subsequently in January 2023.